Note 16 - Voyage and Vessel Operating Expenses:	12 Months Ended
Dec. 31, 2011
Voyage And Vessel Operating Expenses [Text Block]
16.        Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of operations are as follows:

Voyage Expenses	Year Ended December 31,
	2009	2010	2011
Port charges	(4)	(46)	931
Bunkers	332	484	5171
Commissions	790	839	974
Total	1,118	1,277	7,076

Vessel Operating Expenses	Year Ended December 31,
	2009	2010	2011
Crew wages and related costs	7,251	3,090	2,485
Insurance	1,842	872	303
Repairs and maintenance	2,845	715	766
Spares and consumable stores	3,009	1,399	1,103
Taxes (Note 18)	85	14	16
Total	15,032	6,090	4,673